STOCK OPTIONS (Tables)	12 Months Ended
Dec. 31, 2021
STOCK OPTIONS (Tables)
Summary of Stock option award
	Options outstanding
	Number	Weighted average exercise price	Weighted average remaining contractual life (in years)
Outstanding January 1, 2019	5,740,000	$1.76	6.37
Expired	(10,000)	3.43	-
Granted	360,000	2.08	9.26
Outstanding December 31, 2019	6,090,000	$1.78	5.61
Expired	-	-	-
Granted	410,000	2.34	8.94
Outstanding December 31, 2020	6,500,000	$1.81	4.87
Expired	(200,000)	1.81	-
Not vested
Granted	128,000	1.77	9.48
Outstanding December 31, 2021	6,428,000	$1.81	3.86
Options exercisable	6,348,833	$1.80	3.80

Summary of Fair value of the options granted
Description	2021		2020		2019
Share price	$1.75~1.83		$1.81~2.86		$2.08
Exercise price	$1.75~1.83		$1.81~2.86		$2.08
Risk-free interest rate	1.60%~1.64%		1.12%~1.67%			2.48%
Expected volatility	107.05%~107.47%		81.34%~106.56%			105.36%
Expected option life in years	10.	Yrs	4~10	Yrs	10	Yrs
Expected dividend yield	-		-		-